Shareholder Fees	Apr. 24, 2026 USD ($)
WisdomTree Physical AI, Humanoids, and Drones Fund | WisdomTree Physical AI, Humanoids, and Drones Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0